UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 65.2%
Industrial - 54.7%
Basic - 4.9%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a) (b)	U.S.$	506	$543,950
AK Steel Corp.
8.75%, 12/01/18		868	969,990
Aleris International, Inc.
7.625%, 2/15/18		932	985,590
7.875%, 11/01/20		1,381	1,467,312
ArcelorMittal
6.75%, 2/25/22 (a)		2,500	2,718,750
7.50%, 10/15/39		882	866,565
Arch Coal, Inc.
7.00%, 6/15/19 (a)		693	550,935
7.25%, 6/15/21		1,156	884,340
Ashland, Inc.
4.75%, 8/15/22		501	475,950
Axiall Corp.
4.875%, 5/15/23 (b)		194	183,330
Calcipar SA
6.875%, 5/01/18 (b)		735	779,100
Celanese US Holdings LLC
6.625%, 10/15/18		408	435,540
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,134,152
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,354,437
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)		139	136,220
GrafTech International Ltd.
6.375%, 11/15/20		375	384,375
Hexion US Finance Corp.
6.625%, 4/15/20		900	922,500
Huntsman International LLC
8.625%, 3/15/21 (a)		2,060	2,327,800
James River Coal Co.
7.875%, 4/01/19		251	67,770
JMC Steel Group, Inc.
8.25%, 3/15/18 (b)		810	818,100
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)		4,141	4,513,690
Molycorp, Inc.
3.25%, 6/15/16 (a)		909	631,755
10.00%, 6/01/20 (a)		1,455	1,444,088
Momentive Performance Materials, Inc.
8.875%, 10/15/20		1,888	1,987,120
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		149	153,470
8.625%, 11/01/19		1,426	1,570,382
Novelis, Inc./GA
8.75%, 12/15/20		3,098	3,446,525
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (b)		848	937,040

	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
6.00%, 11/15/18	U.S.$	626	$666,690
6.25%, 11/15/21 (a)		1,499	1,513,990
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (b)		528	529,320
Polymer Group, Inc.
7.75%, 2/01/19		3,500	3,731,875
Polypore International, Inc.
7.50%, 11/15/17		590	623,925
PQ Corp.
8.75%, 5/01/18 (b)		1,792	1,953,280
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		1,211	1,256,413
8.25%, 1/15/21 (b)		400	408,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17		2,250	2,385,000
11.25%, 10/15/18		1,432	1,517,920
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (b)	EUR	1,750	2,491,737
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25	U.S.$	238	260,313
SPCM SA
6.00%, 1/15/22 (b)		400	422,000
Steel Dynamics, Inc.
6.125%, 8/15/19		225	243,563
6.375%, 8/15/22		1,266	1,367,280
7.625%, 3/15/20		1,200	1,302,000
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		964	1,060,400
TPC Group, Inc.
8.75%, 12/15/20 (b)		2,767	2,939,937
United States Steel Corp.
6.65%, 6/01/37 (a)		1,137	977,820
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (b)	EUR	388	557,834
7.375%, 5/01/21 (b)	U.S.$	1,291	1,376,529
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (a)		688	233,920

			62,510,522

Capital Goods - 5.6%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (b)		2,368	2,510,080
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (b)		265	266,325
Ardagh Glass Finance PLC
8.75%, 2/01/20 (b)	EUR	860	1,254,088
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (b)	U.S.$	230	247,250
9.25%, 10/15/20 (b)	EUR	427	638,823

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17 (b)		1,500	$2,210,681
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,356,510
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (b)		699	705,990
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (b)	EUR	450	671,686
Berry Plastics Corp.
9.75%, 1/15/21	U.S.$	1,525	1,765,187
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is
6.00%, 6/15/17 (b)		593	600,413
Bombardier, Inc.
5.75%, 3/15/22 (b)		1,550	1,538,375
6.125%, 1/15/23 (b)		325	322,563
7.75%, 3/15/20 (b)		1,266	1,436,910
Crown European Holdings SA
7.125%, 8/15/18 (b)	EUR	305	446,862
GenCorp, Inc.
7.125%, 3/15/21	U.S.$	603	645,210
Graphic Packaging International, Inc.
7.875%, 10/01/18		899	975,415
Griffon Corp.
7.125%, 4/01/18		718	761,080
HD Supply, Inc.
7.50%, 7/15/20		950	1,023,625
11.50%, 7/15/20		1,297	1,548,294
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (b)	EUR	1,330	2,328,269
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	640	691,200
7.125%, 3/15/21		632	693,620
KraussMaffei Group GmbH
8.75%, 12/15/20 (b)	EUR	228	349,730
Lafarge SA
7.125%, 7/15/36	U.S.$	800	834,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20 (a)		2,168	2,460,680
Masco Corp.
5.95%, 3/15/22		640	676,800
6.125%, 10/03/16		1,825	2,044,000
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (b)		794	833,700
Nortek, Inc.
8.50%, 4/15/21		1,924	2,130,830
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		413	402,675
OI European Group BV
6.75%, 9/15/20 (b)	EUR	1,000	1,596,500

	Principal Amount (000)		U.S. $ Value
Plastipak Holdings, Inc.
6.50%, 10/01/21 (b)	U.S.$	846	$875,610
Ply Gem Industries, Inc.
8.25%, 2/15/18		1,252	1,333,380
Rexam PLC
6.75%, 6/29/67 (b)	EUR	2,020	2,987,333
Rexel SA
5.125%, 6/15/20 (b)		564	816,629
5.25%, 6/15/20 (b)	U.S.$	1,108	1,113,540
6.125%, 12/15/19 (b)		845	883,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19		2,080	2,298,400
8.50%, 5/15/18		850	896,750
9.00%, 4/15/19 (a)		1,153	1,236,592
9.875%, 8/15/19		1,762	1,960,225
RSI Home Products, Inc.
6.875%, 3/01/18 (b)		1,239	1,297,852
Sealed Air Corp.
6.50%, 12/01/20 (b)		557	598,775
6.875%, 7/15/33 (b)		1,201	1,146,955
8.125%, 9/15/19 (b)		1,159	1,300,977
8.375%, 9/15/21 (b)		713	809,255
Sequa Corp.
7.00%, 12/15/17 (b)		858	866,580
SRA International, Inc.
11.00%, 10/01/19		1,200	1,248,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		999	1,098,900
Terex Corp.
6.00%, 5/15/21		639	660,566
Textron Financial Corp.
6.00%, 2/15/67 (b)		575	511,750
TransDigm, Inc.
5.50%, 10/15/20		1,005	982,388
7.75%, 12/15/18		2,600	2,788,500
United Rentals North America, Inc.
8.375%, 9/15/20 (a)		2,587	2,884,505
10.25%, 11/15/19		2,400	2,719,200
USG Corp.
6.30%, 11/15/16		650	697,125
Wienerberger AG
6.50%, 2/09/17 (a)	EUR	1,100	1,484,140

			71,464,323

Communications - Media - 5.9%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	1,674	1,770,255
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	1,550	2,849,062
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	U.S.$	536	506,520
6.50%, 4/30/21		195	200,363

	Principal Amount (000)		U.S. $ Value
7.375%, 6/01/20	U.S.$	720	$779,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (b)		2,946	2,761,875
6.375%, 9/15/20 (b)		851	872,275
Clear Channel Communications, Inc.
6.875%, 6/15/18		1,450	1,232,500
7.25%, 10/15/27		671	496,540
9.00%, 12/15/19-3/01/21		1,943	1,970,200
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		555	562,631
Series A
7.625%, 3/15/20		300	312,000
Series B
6.50%, 11/15/22		1,560	1,593,150
7.625%, 3/15/20 (a)		1,600	1,682,000
Columbus International, Inc.
11.50%, 11/20/14 (b)		4,160	4,482,400
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,506	1,709,310
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		929	980,095
Dex Media, Inc.
14.00%, 1/29/17 (c)		1,147	596,508
DigitalGlobe, Inc.
5.25%, 2/01/21 (b)		362	352,950
DISH DBS Corp.
5.00%, 3/15/23		2,000	1,865,000
Gannett Co., Inc.
6.375%, 10/15/23 (b)		1,871	1,936,485
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,590,145
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (b)		2,140	2,035,675
Intelsat Luxembourg SA
7.75%, 6/01/21 (b)		50	53,625
8.125%, 6/01/23 (b)		475	509,438
LIN Television Corp.
6.375%, 1/15/21		640	665,600
8.375%, 4/15/18		750	793,125
Local TV Finance LLC
9.25%, 6/15/15 (b)		1,286	1,291,073
McClatchy Co. (The)
9.00%, 12/15/22		1,098	1,207,800
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		663	709,410
Norcell 1B AB
12.40%, 12/01/19 (b) (c)	EUR	2,412	3,492,916
Numericable Finance & Co. SCA
12.375%, 2/15/19 (a) (b)		618	1,036,384
RR Donnelley & Sons Co.
7.25%, 5/15/18	U.S.$	1,998	2,267,730
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	738,750
6.125%, 10/01/22		2,187	2,208,870

	Principal Amount (000)		U.S. $ Value
8.375%, 10/15/18 (a)	U.S.$	660	$716,925
Sirius XM Holdings, Inc.
5.25%, 8/15/22 (b)		576	581,760
5.875%, 10/01/20 (b)		1,329	1,358,902
Technicolor SA
5.75%, 9/25/15 (d) (e)	EUR	975	671
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (b)		2,200	3,268,663
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (b)	U.S.$	3,634	3,933,805
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
6.25%, 1/15/29 (b)	EUR	496	673,818
7.50%, 3/15/19 (b)	U.S.$	487	529,612
7.50%, 3/15/19 (b)	EUR	537	802,660
Univision Communications, Inc.
5.125%, 5/15/23 (b)	U.S.$	800	799,000
6.75%, 9/15/22 (b)		2,871	3,143,745
8.50%, 5/15/21 (b)		1,815	1,996,500
UPC Holding BV
8.375%, 8/15/20 (b)	EUR	1,000	1,513,270
UPCB Finance III Ltd.
6.625%, 7/01/20 (b)	U.S.$	1,105	1,174,062
UPCB Finance V Ltd.
7.25%, 11/15/21 (b)		480	520,800
UPCB Finance VI Ltd.
6.875%, 1/15/22 (b)		620	658,750
Valassis Communications, Inc.
6.625%, 2/01/21		600	618,750
Virgin Media Finance PLC
5.25%, 2/15/22		900	783,000
6.375%, 4/15/23 (b)		650	661,375
7.00%, 4/15/23 (b)	GBP	439	756,041
8.375%, 10/15/19	U.S.$	2,300	2,512,750

			76,116,919

Communications - Telecommunications - 2.8%
CenturyLink, Inc.
Series W
6.75%, 12/01/23		437	442,463
Cincinnati Bell, Inc.
8.375%, 10/15/20		223	241,398
Cricket Communications, Inc.
7.75%, 10/15/20		1,250	1,425,000
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,616,250
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (f)	CAD	1,175	1,095,524
eAccess Ltd.
8.25%, 4/01/18 (b)	U.S.$	1,626	1,778,437

	Principal Amount (000)		U.S. $ Value
Eircom Finance Ltd.
9.25%, 5/15/20 (a) (b)	EUR	545	$792,942
Frontier Communications Corp.
7.625%, 4/15/24	U.S.$	841	838,897
7.875%, 1/15/27		834	800,640
8.75%, 4/15/22		464	515,040
9.00%, 8/15/31		1,000	982,500
InterXion Holding NV
6.00%, 7/15/20 (b)	EUR	201	291,033
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	781	853,242
Level 3 Financing, Inc.
6.125%, 1/15/21 (b)		596	601,960
7.00%, 6/01/20		1,930	2,045,800
8.625%, 7/15/20		923	1,033,760
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,055	1,118,300
6.625%, 4/01/23 (a) (b)		635	655,637
7.875%, 9/01/18 (a)		1,300	1,395,875
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (b) (c)	CHF	450	522,743
8.75%, 3/15/19 (b) (c)	EUR	400	571,603
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	1,480	1,653,900
SBA Telecommunications, Inc.
5.75%, 7/15/20		626	651,040
Sprint Capital Corp.
6.875%, 11/15/28		200	188,500
Sprint Communications, Inc.
6.00%, 11/15/22 (a)		1,350	1,316,250
Sprint Corp.
7.25%, 9/15/21 (b)		833	894,434
7.875%, 9/15/23 (b)		1,700	1,827,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (b)	EUR	1,400	2,099,318
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	332	337,810
6.542%, 4/28/20		183	194,438
6.731%, 4/28/22		128	133,440
6.836%, 4/28/23 (a)		774	803,025
tw telecom holdings, Inc.
6.375%, 9/01/23 (b)		1,015	1,055,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		1,084	1,149,040
Windstream Corp.
6.375%, 8/01/23		840	785,400
7.50%, 4/01/23		675	678,375
7.75%, 10/01/21 (a)		1,715	1,817,900
8.125%, 9/01/18		610	655,750

			35,860,764

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 2.3%
Accuride Corp.
9.50%, 8/01/18	U.S.$	853	$833,808
Affinia Group, Inc.
7.75%, 5/01/21		2,067	2,170,350
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		1,836	1,978,290
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,084	1,081,290
Cooper Tire & Rubber Co.
8.00%, 12/15/19		930	1,013,700
Dana Holding Corp.
5.375%, 9/15/21		270	271,013
6.00%, 9/15/23		833	835,083
6.50%, 2/15/19		300	318,750
6.75%, 2/15/21		326	350,450
Exide Technologies
8.625%, 2/01/18 (d)		2,574	1,840,410
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (b)	EUR	244	354,133
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	400,000
8.75%, 8/15/20		343	401,310
Meritor, Inc.
6.75%, 6/15/21		925	943,500
8.125%, 9/15/15		640	696,000
10.625%, 3/15/18		412	438,780
Navistar International Corp.
8.25%, 11/01/21 (a)		2,403	2,487,105
Rhino Bondco S.P.A
7.25%, 11/15/20 (b)	EUR	506	707,311
Schaeffler Finance BV
8.50%, 2/15/19 (b)	U.S.$	1,425	1,603,125
Schaeffler Holding Finance BV
6.875%, 8/15/18 (b) (c)		2,697	2,858,506
6.875%, 8/15/18 (b) (c)	EUR	711	1,046,591
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (b)		1,342	1,942,191
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	2,335	2,550,987
7.75%, 8/15/18		410	438,700
Titan International, Inc.
6.875%, 10/01/20 (b)		836	871,530
UCI International, Inc.
8.625%, 2/15/19		1,002	1,002,000

			29,434,913

Consumer Cyclical - Entertainment - 0.6%
Activision Blizzard, Inc.
5.625%, 9/15/21 (b)		636	658,260
6.125%, 9/15/23 (b)		382	398,235
AMC Entertainment, Inc.
9.75%, 12/01/20		780	892,125
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		1,298	1,437,535

	Principal Amount (000)		U.S. $ Value
Greektown Holdings LLC
10.75%, 12/01/13 (e) (g) (h)	U.S.$	915	$0
Liberty Interactive LLC
3.75%, 2/15/30		931	548,126
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	298,778
Regal Entertainment Group
5.75%, 6/15/23 (a)		1,064	1,045,380
5.75%, 2/01/25		560	527,800
9.125%, 8/15/18		1,434	1,555,890

			7,362,129

Consumer Cyclical - Other - 2.8%
Beazer Homes USA, Inc.
7.50%, 9/15/21 (b)		761	787,635
Boyd Gaming Corp.
9.00%, 7/01/20 (a)		1,970	2,157,150
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	336,000
11.25%, 6/01/17		435	442,613
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (b)		1,028	1,030,570
Choice Hotels International, Inc.
5.75%, 7/01/22		154	160,738
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		1,335	1,445,137
8.875%, 6/15/20		1,277	1,363,197
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (b)		1,200	1,288,500
KB Home
7.00%, 12/15/21		200	208,500
7.50%, 9/15/22		223	234,708
9.10%, 9/15/17		1,250	1,465,625
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,834,000
Levi Strauss & Co.
6.875%, 5/01/22		251	276,100
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,554,700
Marina District Finance Co., Inc.
9.875%, 8/15/18		1,980	2,143,350
MCE Finance Ltd.
5.00%, 2/15/21 (b)		1,400	1,368,500
MGM Resorts International
6.625%, 7/15/15 (a)		1,480	1,587,300
7.625%, 1/15/17 (a)		1,200	1,365,000
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (b) (c)		1,057	1,083,083
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,438,500
PVH Corp.
7.375%, 5/15/20		950	1,046,187
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,903,500

	Principal Amount (000)		U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)	U.S.$	1,619	$1,793,042
Standard Pacific Corp.
8.375%, 5/15/18		500	587,500
10.75%, 9/15/16		528	636,240
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (b)		841	925,100
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	536,070
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,479,750

			36,478,295

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		1,360	1,509,600

Consumer Cyclical - Retailers - 2.1%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	1,012,499
Brighthouse Group PLC
7.875%, 5/15/18 (b)	GBP	1,303	2,222,434
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	1,260	1,419,075
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (b) (c)		138	141,450
Cash America International, Inc.
5.75%, 5/15/18 (b)		1,798	1,708,100
Chinos Intermediate Holdings A, Inc.
7.75%, 5/01/19 (a) (b) (c)		740	756,650
CST Brands, Inc.
5.00%, 5/01/23		229	220,985
Gymboree Corp. (The)
9.125%, 12/01/18		2,650	2,441,312
J Crew Group, Inc.
8.125%, 3/01/19		1,704	1,789,200
JC Penney Corp., Inc.
6.375%, 10/15/36		829	617,605
7.40%, 4/01/37		600	445,500
L Brands, Inc.
5.625%, 2/15/22		417	426,383
6.90%, 7/15/17		893	1,026,950
7.60%, 7/15/37		1,000	1,016,250
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,410,500
Murphy Oil USA, Inc.
6.00%, 8/15/23 (b)		716	719,580
Phones4u Finance PLC
9.50%, 4/01/18 (a) (b)	GBP	1,750	3,068,165
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	1,325	1,490,625
10.25%, 10/15/19		348	389,760

	Principal Amount (000)		U.S. $ Value
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22 (a)	U.S.$	1,779	$1,850,160
Sonic Automotive, Inc.
5.00%, 5/15/23		2,015	1,889,062
William Carter Co. (The)
5.25%, 8/15/21 (b)		562	570,430

			26,632,675

Consumer Non-Cyclical - 8.7%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		1,670	1,803,600
Alere, Inc.
7.25%, 7/01/18		765	840,544
8.625%, 10/01/18		2,405	2,597,400
Biomet, Inc.
6.50%, 8/01/20-10/01/20		2,149	2,231,450
Boparan Finance PLC
9.875%, 4/30/18 (a) (b)	GBP	1,500	2,732,317
Capsugel Finance Co. SCA
9.875%, 8/01/19 (b)	EUR	1,850	2,844,088
Capsugel SA
7.00%, 5/15/19 (b) (c)	U.S.$	328	334,150
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	1,200	2,096,433
9.75%, 8/01/17 (b)		1,700	2,976,984
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	U.S.$	1,640	1,668,700
Cerba European Lab SAS
7.00%, 2/01/20 (a) (b)	EUR	1,979	2,879,055
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	2,647	2,746,262
8.00%, 11/15/19		296	321,160
Constellation Brands, Inc.
6.00%, 5/01/22		824	879,620
ConvaTec Healthcare E SA
10.50%, 12/15/18 (b)		1,504	1,690,120
Cott Beverages, Inc.
8.125%, 9/01/18		275	297,000
8.375%, 11/15/17		39	40,658
Del Monte Corp.
7.625%, 2/15/19		635	659,606
Elior Finance & Co. Sca
6.50%, 5/01/20 (b)	EUR	270	404,434
Elizabeth Arden, Inc.
7.375%, 3/15/21	U.S.$	1,259	1,372,310
Elli Finance UK PLC
8.75%, 6/15/19 (b)	GBP	1,056	1,936,667
Endo Health Solutions, Inc.
7.00%, 7/15/19	U.S.$	470	502,900
7.25%, 1/15/22		635	679,450
Envision Healthcare Corp.
8.125%, 6/01/19		1,601	1,735,084
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		3,247	3,084,650

	Principal Amount (000)		U.S. $ Value
Forest Laboratories, Inc.
5.00%, 12/15/21 (b)	U.S.$	803	$806,011
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	133	221,232
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)	EUR	925	1,383,868
Grifols, Inc.
8.25%, 2/01/18	U.S.$	1,401	1,493,816
HCA Holdings, Inc.
7.75%, 5/15/21 (a)		2,000	2,185,000
HCA, Inc.
6.50%, 2/15/16		290	317,188
Health Management Associates, Inc.
7.375%, 1/15/20		1,984	2,219,600
Healthcare Technology Intermediate, Inc.
7.375%, 9/01/18 (b) (c)		1,475	1,534,000
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (b)	EUR	735	1,036,731
Hologic, Inc.
6.25%, 8/01/20	U.S.$	241	254,255
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		3,672	3,892,320
IDH Finance PLC
6.00%, 12/01/18 (b)	GBP	455	760,992
Jaguar Holding Co. I
9.375%, 10/15/17 (b) (c)	U.S.$	1,207	1,276,402
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		1,699	1,911,375
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		1,500	1,725,000
MPH Intermediate Holding Co. 2
8.375%, 8/01/18 (b) (c)		2,424	2,520,960
New Albertsons, Inc.
7.45%, 8/01/29 (a)		4,005	3,284,100
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		2,307	2,384,861
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		2,023	2,265,760
Picard Bondco SA
9.00%, 10/01/18 (b)	EUR	1,500	2,249,847
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)	U.S.$	1,445	1,575,050
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (b)		1,255	1,336,575
Post Holdings, Inc.
6.75%, 12/01/21 (b)		347	359,145
7.375%, 2/15/22 (b)		325	347,750
7.375%, 2/15/22		782	836,740
Priory Group No 3 PLC
7.00%, 2/15/18 (b)	GBP	1,000	1,742,887
R&R Pik PLC
9.25%, 5/15/18 (b) (c)	EUR	1,668	2,363,508

	Principal Amount (000)		U.S. $ Value
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	U.S.$	680	$746,300
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (b)		616	631,400
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a) (b)		1,499	1,626,415
Smithfield Foods, Inc.
6.625%, 8/15/22		346	366,760
7.75%, 7/01/17 (a)		2,000	2,345,000
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (b)		338	360,815
6.625%, 11/15/22 (b)		560	595,700
Spectrum Brands, Inc.
6.75%, 3/15/20		1,150	1,237,687
Stater Bros Holdings, Inc.
7.375%, 11/15/18		700	740,250
STHI Holding Corp.
8.00%, 3/15/18 (b)		425	454,750
Sun Merger Sub, Inc.
5.25%, 8/01/18 (b)		814	852,665
5.875%, 8/01/21 (b)		1,318	1,350,950
Sun Products Corp. (The)
7.75%, 3/15/21 (a) (b)		217	190,960
TeamSystem Holding SpA
7.375%, 5/15/20 (b)	EUR	1,100	1,552,812
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	881	975,708
6.875%, 11/15/31		622	541,140
8.125%, 4/01/22 (a)		3,003	3,235,732
United Surgical Partners International, Inc.
9.00%, 4/01/20		1,119	1,253,280
Valeant Pharmaceuticals International
6.375%, 10/15/20 (b)		1,325	1,396,219
7.00%, 10/01/20 (b)		3,000	3,232,500
7.25%, 7/15/22 (b)		635	683,419
7.50%, 7/15/21 (b)		490	537,775
Visant Corp.
10.00%, 10/01/17		1,385	1,343,450
Voyage Care Bondco PLC
6.50%, 8/01/18 (b)	GBP	1,200	2,045,761
VWR Funding, Inc.
7.25%, 9/15/17		949	1,017,803
WellCare Health Plans, Inc.
5.75%, 11/15/20		1,256	1,284,260

			112,239,126

Energy - 7.1%
Antero Resources Finance Corp.
5.375%, 11/01/21 (b)		2,000	2,020,000
7.25%, 8/01/19		202	217,150

	Principal Amount (000)		U.S. $ Value
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (b)	U.S.$	2,197	$2,306,850
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (d)		1,000	5,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		540	576,450
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,254,000
Berry Petroleum Co.
6.375%, 9/15/22		2,680	2,726,900
Bill Barrett Corp.
7.625%, 10/01/19		834	896,550
Bluewater Holding BV
3.244%, 7/17/14 (b) (i)		2,300	2,325,300
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		199	208,453
Bristow Group, Inc.
6.25%, 10/15/22		729	769,605
CGG SA
9.50%, 5/15/16 (a)		514	540,985
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	2,437,460
CHC Helicopter SA
9.25%, 10/15/20		2,703	2,912,482
9.375%, 6/01/21		1,741	1,784,525
Cimarex Energy Co.
5.875%, 5/01/22		1,793	1,896,097
Citgo Petroleum Corp.
11.50%, 7/01/17 (b)		2,919	3,196,305
Denbury Resources, Inc.
4.625%, 7/15/23		2,275	2,053,187
6.375%, 8/15/21		518	551,670
Diamondback Energy, Inc.
7.625%, 10/01/21 (b)		1,654	1,744,970
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,179,750
9.25%, 12/15/17		2,000	2,225,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		1,505	1,736,394
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		971	1,045,039
Era Group, Inc.
7.75%, 12/15/22		950	978,500
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (b)		840	875,700
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		1,112	1,167,714
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,621,025
Key Energy Services, Inc.
6.75%, 3/01/21		2,466	2,527,650
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,192,415
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (b)		2,543	2,568,430
8.625%, 4/15/20		1,600	1,728,000

	Principal Amount (000)		U.S. $ Value
Northern Oil and Gas, Inc.
8.00%, 6/01/20	U.S.$	1,594	$1,669,715
Oasis Petroleum, Inc.
6.875%, 3/15/22 (b)		2,299	2,436,940
Offshore Group Investment Ltd.
7.125%, 4/01/23		1,283	1,308,660
7.50%, 11/01/19		2,176	2,366,400
Oil States International, Inc.
6.50%, 6/01/19 (a)		1,374	1,461,593
Pacific Drilling SA
5.375%, 6/01/20 (b)		2,283	2,294,415
PDC Energy, Inc.
7.75%, 10/15/22		1,032	1,114,560
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 5/15/21 (b)		2,372	2,455,020
Perpetual Energy, Inc.
8.75%, 3/15/18 (b)	CAD	1,800	1,618,263
Petroleum Geo-Services ASA
7.375%, 12/15/18 (b)	U.S.$	1,429	1,521,885
PHI, Inc.
8.625%, 10/15/18		1,250	1,343,750
Pioneer Energy Services Corp.
9.875%, 3/15/18		1,397	1,480,820
Precision Drilling Corp.
6.50%, 12/15/21		738	785,970
QEP Resources, Inc.
5.25%, 5/01/23		1,141	1,069,688
Quicksilver Resources, Inc.
7.125%, 4/01/16		1,997	1,952,067
Resolute Energy Corp.
8.50%, 5/01/20		1,246	1,314,530
Sanchez Energy Corp.
7.75%, 6/15/21 (b)		1,916	1,959,110
SandRidge Energy, Inc.
8.75%, 1/15/20		1,850	1,993,375
Seitel, Inc.
9.50%, 4/15/19		905	914,050
SESI LLC
6.375%, 5/01/19		358	382,165
7.125%, 12/15/21		1,260	1,404,900
Seven Generations Energy Ltd.
8.25%, 5/15/20 (b)		2,090	2,257,200
Tervita Corp.
8.00%, 11/15/18 (b)		1,176	1,214,220
9.75%, 11/01/19 (b)		1,039	1,018,220
10.875%, 2/15/18 (b)		665	676,638
Tesoro Corp.
9.75%, 6/01/19		480	519,600
W&T Offshore, Inc.
8.50%, 6/15/19 (a)		1,500	1,586,250
Whiting Petroleum Corp.
5.75%, 3/15/21		1,000	1,035,000

			90,424,560

	Principal Amount (000)		U.S. $ Value
Other Industrial - 2.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a) (b)	U.S.$	1,012	$1,095,490
9.00%, 10/15/18 (b)	EUR	633	942,661
10.75%, 10/15/19 (b)	U.S.$	601	634,055
B456 Systems, Inc.
3.75%, 4/15/16 (e) (h)		955	210,100
Briggs & Stratton Corp.
6.875%, 12/15/20		398	437,303
Exova PLC
10.50%, 10/15/18 (b)	GBP	1,044	1,850,001
Interline Brands, Inc.
10.00%, 11/15/18 (c)	U.S.$	1,662	1,815,735
Interline Brands, Inc./NJ
7.50%, 11/15/18		1,753	1,858,180
Laureate Education, Inc.
9.25%, 9/01/19 (b)		4,233	4,603,387
Liberty Tire Recycling LLC
11.00%, 10/01/16 (b)		2,800	2,807,000
Mueller Water Products, Inc.
7.375%, 6/01/17		1,181	1,210,525
8.75%, 9/01/20		489	547,568
NANA Development Corp.
9.50%, 3/15/19 (b)		835	866,312
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		2,448	1,787,040
13.00%, 3/15/18 (c)		1,161	1,312,076
Pipe Holdings PLC
9.50%, 11/01/15 (b)	GBP	1,216	2,119,351
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)	U.S.$	2,204	2,325,220
Trionista Holdco GmbH
5.00%, 4/30/20 (b)	EUR	473	664,260
Trionista TopCo GmbH
6.875%, 4/30/21 (b)		466	677,297
Wendel SA
4.375%, 8/09/17		1,100	1,619,411
Zachry Holdings, Inc.
7.50%, 2/01/20 (b)	U.S.$	1,250	1,306,250

			30,689,222

Services - 2.2%
ADT Corp. (The)
3.50%, 7/15/22		1,450	1,262,155
4.125%, 6/15/23		666	591,083
6.25%, 10/15/21 (b)		477	500,850
Carlson Wagonlit BV
6.875%, 6/15/19 (b)		1,026	1,064,475
Cerved Group SpA
6.375%, 1/15/20 (b)	EUR	272	395,033
8.00%, 1/15/21 (b)		305	443,715
Goodman Networks, Inc.

	Principal Amount (000)		U.S. $ Value
12.125%, 7/01/18 (b)	U.S.$	820	$865,100
13.125%, 7/01/18 (b)		1,200	1,272,000
Gtech Spa
8.25%, 3/31/66 (b)	EUR	3,304	4,943,482
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (b)	U.S.$	740	802,900
Mobile Mini, Inc.
7.875%, 12/01/20		1,175	1,301,313
Monitronics International, Inc.
9.125%, 4/01/20		850	901,000
Sabre Holdings Corp.
8.35%, 3/15/16 (j)		906	1,010,190
Sabre, Inc.
8.50%, 5/15/19 (b)		2,570	2,852,700
Service Corp. International/US
6.75%, 4/01/16 (i)		1,485	1,618,650
7.50%, 4/01/27		1,500	1,582,500
ServiceMaster Co./TN
7.00%, 8/15/20		1,151	1,140,929
8.00%, 2/15/20		849	865,980
Travelport LLC
10.875%, 9/01/16 (b)	EUR	922	1,281,079
11.875%, 9/01/16	U.S.$	1,051	1,066,765
Travelport LLC/Travelport Holdings, Inc.
6.364%, 3/01/16 (b) (i)		129	129,541
13.875%, 3/01/16 (b) (c)		885	937,628
West Corp.
7.875%, 1/15/19 (a)		1,400	1,512,000
8.625%, 10/01/18		161	175,088

			28,516,156

Technology - 5.5%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (a)		1,345	1,403,844
Alcatel-Lucent USA, Inc.
6.75%, 11/15/20 (b)		799	829,961
8.875%, 1/01/20 (b)		601	670,115
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,754,727
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,141,945
Audatex North America, Inc.
6.00%, 6/15/21 (b)		689	721,728
6.125%, 11/01/23 (b)		1,172	1,207,160
Avaya, Inc.
7.00%, 4/01/19 (b)		294	288,120
10.50%, 3/01/21 (a) (b)		2,043	1,961,280
Blackboard, Inc.
7.75%, 11/15/19 (b)		1,180	1,171,150
BMC Software Finance, Inc.
8.125%, 7/15/21 (a) (b)		3,104	3,197,120
Brightstar Corp.
7.25%, 8/01/18 (b)		1,191	1,292,235

	Principal Amount (000)		U.S. $ Value
9.50%, 12/01/16 (b)	U.S.$	1,833	$2,016,300
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,130	1,231,700
8.50%, 4/01/19 (a)		2,357	2,604,485
12.535%, 10/12/17		64	66,880
Ceridian Corp.
8.875%, 7/15/19 (b)		1,321	1,519,150
11.25%, 11/15/15		1,521	1,532,407
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		1,165	1,342,663
CommScope, Inc.
8.25%, 1/15/19 (b)		2,418	2,650,732
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (b)		411	407,918
CoreLogic, Inc./United States
7.25%, 6/01/21		260	282,100
CPI International, Inc.
8.00%, 2/15/18		1,768	1,843,140
DCP LLC/DCP Corp.
10.75%, 8/15/15 (b)		1,705	1,760,412
Eagle Midco, Inc.
9.00%, 6/15/18 (b)		1,919	2,000,557
Epicor Software Corp.
8.625%, 5/01/19		1,804	1,957,340
First Data Corp.
6.75%, 11/01/20 (b)		421	435,735
7.375%, 6/15/19 (b)		2,145	2,295,150
8.25%, 1/15/21 (b)		250	265,938
11.25%, 3/31/16 (a)		2,107	2,112,117
11.75%, 8/15/21 (b)		2,125	2,241,875
12.625%, 1/15/21		2,250	2,640,937
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (b)		747	726,458
6.00%, 1/15/22 (b)		1,226	1,241,325
10.125%, 12/15/16		610	622,200
Infor US, Inc.
9.375%, 4/01/19		2,190	2,463,750
10.00%, 4/01/19	EUR	793	1,216,387
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	2,300	2,521,375
Iron Mountain, Inc.
8.375%, 8/15/21		1,096	1,180,940
MMI International Ltd.
8.00%, 3/01/17 (b)		1,131	1,122,518
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (b)		1,592	1,638,230
Sanmina Corp.
7.00%, 5/15/19 (a) (b)		700	744,625
Sensata Technologies BV
6.50%, 5/15/19 (b)		2,000	2,160,000
Serena Software, Inc.
10.375%, 3/15/16		377	377,000
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (b)		1,000	1,067,500

	Principal Amount (000)		U.S. $ Value
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (b)	U.S.$	490	$542,675
SunGard Data Systems, Inc.
6.625%, 11/01/19		407	427,350
7.625%, 11/15/20		1,600	1,744,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	888,203
Viasystems, Inc.
7.875%, 5/01/19 (b)		1,044	1,127,520

			70,658,977

Transportation - Airlines - 0.4%
Air Canada
6.75%, 10/01/19 (b)		1,300	1,371,500
8.75%, 4/01/20 (b)		1,054	1,114,605
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (i)		635	686,112
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,504	1,618,714

			4,790,931

Transportation - Services - 1.3%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,317	1,422,707
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		745	718,925
8.25%, 1/15/19		625	681,250
Avis Budget Finance PLC
6.00%, 3/01/21 (b)	EUR	530	774,691
CEVA Group PLC
8.375%, 12/01/17 (b)	U.S.$	1,350	1,410,750
EC Finance PLC
9.75%, 8/01/17 (b)	EUR	1,363	2,043,311
Hapag-Lloyd AG
9.75%, 10/15/17 (a) (b)	U.S.$	1,250	1,315,625
Hertz Corp. (The)
5.875%, 10/15/20		1,055	1,093,244
6.75%, 4/15/19		2,187	2,356,492
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (b)		1,793	1,853,514
Oshkosh Corp.
8.50%, 3/01/20		341	376,805
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (d)		1,200	1,335,000
Swift Services Holdings, Inc.
10.00%, 11/15/18		1,627	1,810,037

			17,192,351

			701,881,463

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 7.3%
Banking - 2.6%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	2,295	$3,139,867
Ally Financial, Inc.
6.75%, 12/01/14	U.S.$	1	994
8.00%, 11/01/31(a)		1,479	1,760,010
Bank of America Corp.
Series U
5.20%, 6/01/23		4,551	4,004,880
Barclays Bank PLC
7.625%, 11/21/22		2,354	2,507,010
7.70%, 4/25/18 (b)		974	1,058,129
7.75%, 4/10/23		588	637,980
Barclays PLC
8.00%, 12/15/20	EUR	928	1,318,591
8.25%, 12/15/18	U.S.$	340	350,200
BBVA International Preferred SAU
4.952%, 9/20/16 (b)	EUR	1,650	2,042,914
Series F
9.10%, 10/21/14	GBP	550	942,650
Credit Suisse Group AG
7.50%, 12/11/23 (b)	U.S.$	1,392	1,472,040
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	1,983,072
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	4,650	4,965,019
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,584,750
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17		50	48,750
SNS Bank NV
11.25%, 12/31/99 (e) (g) (h)	EUR	620	0
Societe Generale SA
7.875%, 12/18/23 (b)	U.S.$	1,308	1,317,810
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,769,886
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	525,156
5.80%, 6/15/23		1,800	1,638,000

			33,067,708

Brokerage - 0.4%
E*TRADE Financial Corp.
6.375%, 11/15/19		1,685	1,809,269
6.75%, 6/01/16		1,778	1,929,130
GFI Group, Inc.
10.375%, 7/19/18 (a)		1,300	1,348,750
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (h)		1,690	365,462

			5,452,611

	Principal Amount (000)		U.S. $ Value
Finance - 1.3%
Aviation Capital Group Corp.
6.75%, 4/06/21 (b)	U.S.$	650	$706,831
7.125%, 10/15/20 (b)		2,489	2,788,664
Creditcorp
12.00%, 7/15/18 (b)		1,300	1,287,000
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		2,000	1,890,000
International Lease Finance Corp.
8.75%, 3/15/17		282	332,055
8.875%, 9/01/17		280	333,200
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (b)		831	885,015
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (b)		759	798,847
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (b)		996	1,085,640
SLM Corp.
5.50%, 1/15/19		2,496	2,590,229
5.625%, 8/01/33		2,082	1,725,457
7.25%, 1/25/22		377	398,678
8.00%, 3/25/20		233	263,873
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)		1,846	1,965,990

			17,051,479

Insurance - 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (b)		1,047	1,099,350
American Equity Investment Life Holding Co.
6.625%, 7/15/21		1,946	2,033,570
CNO Financial Group, Inc.
6.375%, 10/01/20 (b)		200	213,000
Genworth Holdings, Inc.
6.15%, 11/15/66		750	663,750
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		631	735,431
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (b)		1,300	1,335,750
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		1,250	1,343,750
Onex USI Acquisition Corp.
7.75%, 1/15/21 (b)		2,421	2,475,472
XL Group PLC
Series E
6.50%, 4/15/17		4,000	3,935,000

			13,835,073

Other Finance - 1.8%
CNG Holdings, Inc./OH
9.375%, 5/15/20 (b)		2,615	2,405,800

	Principal Amount (000)		U.S. $ Value
Fly Leasing Ltd.
6.75%, 12/15/20	U.S.$	299	$302,737
Gardner Denver, Inc.
6.875%, 8/15/21 (a) (b)		6,292	6,276,270
Harbinger Group, Inc.
7.875%, 7/15/19 (b)		2,739	2,941,001
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		2,865	2,979,600
iPayment Holdings, Inc.
15.00%, 11/15/18 (c)		1,402	665,910
iPayment, Inc.
10.25%, 5/15/18		2,439	1,999,980
National Money Mart Co.
10.375%, 12/15/16		1,855	1,882,825
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a) (b)		1,166	1,227,215
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		1,760	1,830,400

			22,511,738

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		1,802	1,756,950

			93,675,559

Utility - 3.2%
Electric - 2.0%
AES Corp./VA
4.875%, 5/15/23		1,840	1,720,400
7.375%, 7/01/21		700	789,250
Calpine Corp.
5.875%, 1/15/24 (b)		898	877,795
6.00%, 1/15/22 (b)		1,261	1,289,373
7.875%, 7/31/20-1/15/23 (b)		1,501	1,642,095
EDP Finance BV
4.90%, 10/01/19 (b)		148	150,590
5.875%, 2/01/16 (b)	EUR	731	1,078,545
6.00%, 2/02/18 (b)	U.S.$	2,055	2,203,474
Enel SpA
8.75%, 9/24/73 (b)		982	1,067,146
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20 (b)		798	845,880
10.00%, 12/01/20		1,020	1,083,750
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,579	1,715,716
GenOn Americas Generation LLC
8.50%, 10/01/21 (a)		1,270	1,336,675
GenOn Energy, Inc.
7.875%, 6/15/17		727	799,700
9.50%, 10/15/18		1,450	1,642,125
9.875%, 10/15/20 (a)		1,200	1,332,000

	Principal Amount (000)		U.S. $ Value
NRG Energy, Inc.
6.625%, 3/15/23 (a)	U.S.$	1,620	$1,632,150
7.875%, 5/15/21		797	882,678
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,429,050
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (b)	EUR	234	360,833
Techem GmbH
6.125%, 10/01/19 (b)		520	779,389
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (b)	U.S.$	626	460,110

			26,118,724

Natural Gas - 1.2%
El Paso LLC
Series G
7.75%, 1/15/32		1,524	1,546,942
7.80%, 8/01/31		635	644,377
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (b)		377	404,333
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		1,317	1,376,265
Kinder Morgan, Inc./DE
5.625%, 11/15/23 (b)		1,123	1,087,330
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,308	1,406,100
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,106	1,916,460
5.50%, 4/15/23		1,373	1,338,675
Sabine Pass Liquefaction LLC
6.25%, 3/15/22 (b)		675	669,938
Sabine Pass LNG LP
6.50%, 11/01/20		757	785,387
7.50%, 11/30/16		2,150	2,429,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		960	1,032,000

			14,637,307

			40,756,031

Total Corporates - Non-Investment Grades (cost $788,709,011)			836,313,053

CORPORATES - INVESTMENT GRADES - 8.3%
Financial Institutions - 4.6%
Banking - 1.9%
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a) (b)		656	514,960

	Principal Amount (000)		U.S. $ Value
Baggot Securities Ltd.
10.24%, 12/29/49 (b)	EUR	495	$717,063
Banco Santander Chile
6.50%, 9/22/20 (b)	CLP	1,488,500	2,880,430
BPCE SA
5.70%, 10/22/23 (b)	U.S.$	208	214,294
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (b)		2,750	2,980,302
Credit Suisse AG
6.50%, 8/08/23 (b)		1,963	2,054,657
Danske Bank A/S
5.914%, 6/16/14 (a) (b)		1,150	1,155,750
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)		1,337	1,342,821
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		1,997	1,792,308
Series R
6.00%, 8/01/23		865	827,156
Morgan Stanley
10.09%, 5/03/17 (b)	BRL	5,760	2,307,174
PNC Financial Services Group, Inc. (The)
6.75%, 8/01/21 (a)	U.S.$	1,558	1,621,099
Royal Bank of Scotland PLC (The)
Series 1
3.485%, 10/27/14 (i)	AUD	1,500	1,327,965
Standard Chartered PLC
5.20%, 1/26/24 (b)	U.S.$	1,301	1,298,392
UBS AG/Stamford CT
7.625%, 8/17/22		979	1,121,263
Wells Fargo & Co.
Series K
7.98%, 3/15/18		2,000	2,230,000

			24,385,634

Finance - 0.4%
Air Lease Corp.
5.625%, 4/01/17		861	948,176
General Electric Capital Corp.
Series A
7.125%, 6/15/22		1,200	1,341,000
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,962,150

			4,251,326

Insurance - 1.6%
AAI Ltd.
6.15%, 9/07/25	AUD	990	899,821
Series 3
6.75%, 9/23/24		1,000	905,177
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	1,715,215
AON Corp.
8.205%, 1/01/27		690	826,245

	Principal Amount (000)		U.S. $ Value
Aviva PLC
4.729%, 11/28/14	EUR	3,000	$4,148,767
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	1,216	1,447,033
Lincoln National Corp.
8.75%, 7/01/19		604	777,442
MetLife, Inc.
10.75%, 8/01/39		2,350	3,466,250
Pacific Life Insurance Co.
9.25%, 6/15/39 (b)		475	659,638
Swiss Re Capital I LP
6.854%, 5/25/16 (b)		2,809	2,969,113
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,567,987
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)		1,240	1,317,500

			20,700,188

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (k)		2,347	2,722,719

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		1,800	2,223,680
EPR Properties
5.75%, 8/15/22		915	932,887
7.75%, 7/15/20		1,722	1,967,091
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,490,477

			6,614,135

			58,674,002

Industrial - 3.1%
Basic - 1.8%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		1,240	1,565,734
Braskem Finance Ltd.
7.00%, 5/07/20 (b)		1,800	1,919,700
CF Industries, Inc.
7.125%, 5/01/20		900	1,054,930
Georgia-Pacific LLC
8.875%, 5/15/31		366	508,389
GTL Trade Finance, Inc.
7.25%, 10/20/17 (b)		1,338	1,496,887
LyondellBasell Industries NV
6.00%, 11/15/21		264	303,630
Plains Exploration & Production Co.
6.50%, 11/15/20		1,335	1,474,347
6.75%, 2/01/22		1,845	2,032,312
Samarco Mineracao SA
4.125%, 11/01/22 (a) (b)		651	585,900
5.75%, 10/24/23 (b)		810	798,467
Southern Copper Corp.
7.50%, 7/27/35 (a)		3,300	3,438,828

	Principal Amount (000)		U.S. $ Value
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	4,756	$4,911,773
Westvaco Corp.
7.95%, 2/15/31		1,000	1,160,276
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,190,342

			23,441,515

Capital Goods - 0.2%
Mondi Consumer Packaging International AG
9.75%, 7/15/17 (b)	EUR	856	1,283,677
Odebrecht Finance Ltd.
8.25%, 4/25/18 (b)	BRL	1,332	474,252
Owens Corning
7.00%, 12/01/36 (i)	U.S.$	1,340	1,443,479

			3,201,408

Communications - Media - 0.3%
Myriad International Holdings BV
6.00%, 7/18/20 (b)		1,519	1,655,082
NBCUniversal Enterprise, Inc.
5.25%, 12/19/49 (b)		1,401	1,386,990
Time Warner Cable, Inc.
4.50%, 9/15/42		282	213,633
5.875%, 11/15/40		218	188,580

			3,444,285

Communications - Telecommunications - 0.3%
Alltel Corp.
7.875%, 7/01/32		160	208,307
Oi SA
5.75%, 2/10/22 (b)		750	685,639
Qwest Corp.
6.50%, 6/01/17		610	689,346
6.875%, 9/15/33		1,570	1,507,200
Telemar Norte Leste SA
5.50%, 10/23/20 (b)		750	708,750

			3,799,242

Consumer Cyclical - Automotive - 0.1%
Delphi Corp.
5.875%, 5/15/19		559	591,143
6.125%, 5/15/21		419	464,566

			1,055,709

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (b)		240	262,800

Consumer Non-Cyclical - 0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,356	1,467,870

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
Continental Resources, Inc./OK
7.125%, 4/01/21	U.S.$	724	$820,835

Other Industrial - 0.1%
Fresnillo PLC
5.50%, 11/13/23 (a) (b)		2,181	2,115,570

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A
6.821%, 8/10/22		867	976,981

			40,586,215

Utility - 0.3%
Electric - 0.1%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	816,745

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (b)		1,235	1,311,426
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,950,080

			3,261,506

			4,078,251

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Electricite de France
5.25%, 1/29/23 (b)		654	650,730
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (b)		2,506	3,082,380

			3,733,110

Total Corporates - Investment Grades (cost $94,708,387)			107,071,578

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
Non-Agency Fixed Rate - 3.8%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.861%, 5/25/47		562	466,181
Series 2007-4, Class 22A1
5.108%, 6/25/47		2,231	2,002,667
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,038	741,836
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,438	3,296,904
Series 2006-AR3, Class 1A2A
5.432%, 6/25/36		2,306	2,102,967
Series 2007-AR4, Class 1A1A
5.546%, 3/25/37		560	525,047

	Principal Amount (000)		U.S. $ Value
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	U.S.$	2,279	$1,934,981
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,724	1,448,236
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,464	1,228,405
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,261	971,413
Series 2006-HY12, Class A5
3.809%, 8/25/36		2,632	2,413,944
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,922	2,491,617
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,643	1,359,382
Series 2007-13, Class A2
6.00%, 6/25/47		1,994	1,601,654
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.726%, 9/25/47		621	512,921
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,331	1,160,590
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.241%, 9/25/36		1,186	934,567
Series 2006-AA7, Class A1
2.181%, 1/25/37		1,575	1,293,308
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,213	1,071,928
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.644%, 9/25/35		1,420	1,263,503
Series 2006-AR37, Class 2A1
4.942%, 2/25/37		936	785,096
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		737	658,495
Series 2007-12, Class 3A22
6.00%, 8/25/37		244	219,403
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
3.049%, 7/25/35		986	859,432
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,075	1,960,004
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		354	271,436
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.35%, 9/25/35		1,888	1,817,542
Series 2006-9, Class 4A1
4.333%, 10/25/36		1,174	1,036,118
Washington Mutual Alternative Mortgage Pass-
Through Certificates
Series 2006-7, Class A3
3.785%, 9/25/36		2,144	1,262,328

	Principal Amount (000)		U.S. $ Value
Series 2006-7, Class A4
3.785%, 9/25/36	U.S.$	2,256	$1,328,158
Series 2006-9, Class A4
4.367%, 10/25/36		2,302	1,494,634
Washington Mutual Mortgage Pass - Through Certificates
Series 2007-HY3, Class 4A1
2.528%, 3/25/37		2,620	2,454,102
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,421	2,097,582
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.626%, 12/28/37		3,093	2,808,221
Series 2007-AR8, Class A1
5.917%, 11/25/37		1,412	1,260,877

			49,135,479

Non-Agency Floating Rate - 2.8%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-8, Class 2A2
4.635%, 9/25/35 (i) (l)		1,444	141,218
Countrywide Alternative Loan Trust
Series 2007-19, Class 1A10
38.012%, 8/25/37 (i)		941	1,377,874
Series 2007-7T2, Class A3
0.765%, 4/25/37 (i)		4,654	2,678,184
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.765%, 8/25/37 (i)		1,703	1,287,309
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.305%, 7/25/47 (i)		927	795,459
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.064%, 3/19/46 (i)		1,031	775,036
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.415%, 4/25/37 (i)		739	451,397
Series 2007-FA2, Class 1A5
0.465%, 4/25/37 (i)		837	513,066
Series 2007-FA2, Class 1A6
5.385%, 4/25/37 (i) (l)		250	36,240
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.385%, 6/25/37 (i)		1,394	1,140,523
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.386%, 7/19/47 (i)		3,859	3,213,170

	Principal Amount (000)		U.S. $ Value
Series 2007-7, Class 2A1A
1.165%, 11/25/47 (i)	U.S.$	800	$715,614
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.405%, 6/25/37 (i)		1,481	1,309,141
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.831%, 7/25/37 (i) (l)		955	196,393
Series 2007-15N, Class 4A1
1.065%, 8/25/47 (i)		906	629,430
Series 2007-4N, Class 3A2A
0.889%, 3/25/47 (i)		2,510	2,093,897
Luminent Mortgage Trust
Series 2006-6, Class A1
0.365%, 10/25/46 (i)		366	311,444
Residential Accredit Loans, Inc.
Series 2005-QO4, Class 2A1
0.445%, 12/25/45 (i)		1,538	1,117,179
Series 2006-QS18, Class 2A2
6.385%, 12/25/36 (i) (l)		12,261	2,444,847
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.315%, 7/25/23 (i)		1,750	2,067,011
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.628%, 8/25/47 (i)		2,578	2,228,007
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.905%, 4/25/47 (i)		1,431	1,024,317
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR5, Class A1A
1.133%, 6/25/46 (i)		900	767,549
Series 2007-OA1, Class A1A
0.839%, 2/25/47 (i)		3,074	2,425,434
Series 2007-OA3, Class 2A1A
0.899%, 4/25/47 (i)		1,009	888,824
Series 2007-OA5, Class 1A
0.878%, 6/25/47 (i)		5,178	4,479,618

			35,108,181

Total Collateralized Mortgage Obligations (cost $78,532,941)			84,243,660

GOVERNMENTS - TREASURIES - 4.9%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	36,325	14,547,653

	Principal Amount (000)		U.S. $ Value
Colombia - 0.1%
Colombia Government International Bond
9.85%, 6/28/27	COP	756,000	$490,734

Indonesia - 0.3%
Indonesia Treasury Bond - Recap Linked
Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	4,164,451

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36 (e)	PHP	143,000	3,415,310

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (b)	EUR	1,087	1,319,327

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6204
7.50%, 3/15/18	RUB	93,062	2,897,029

South Africa - 0.5%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,059,746
Series R207
7.25%, 1/15/20		60,872	5,741,524
Series R208
6.75%, 3/31/21		490	44,424

			6,845,694

United States - 2.3%
U.S. Treasury Bonds
2.75%, 11/15/42 (m)	U.S.$	4,000	3,162,500
3.125%, 2/15/42		4,000	3,448,752
3.50%, 2/15/39		2,000	1,883,438
4.50%, 2/15/36 (m)		2,400	2,670,374
5.00%, 5/15/37		3,500	4,165,000
5.25%, 2/15/29		5,750	6,921,563
6.125%, 11/15/27		2,200	2,862,750
U.S. Treasury Notes
1.75%, 5/15/22		5,000	4,623,440

			29,737,817

Total Governments - Treasuries (cost $70,116,447)			63,418,015

BANK LOANS - 4.8%
Industrial - 4.6%
Basic - 0.4%
Arysta LifeScience SPC, LLC
4.50%, 5/29/20 (i)		1,990	1,999,333
FMG Resources (August 2006) Pty LTD
(FMG America Finance, Inc.)
4.25%, 6/28/19 (i)		1,906	1,924,159

	Principal Amount (000)		U.S. $ Value
Unifrax Holding Co.
5.25%, 11/28/18 (i)	EUR	743	$1,012,521

			4,936,013

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (i)	U.S.$	1,291	1,299,266
Serta Simmons Holdings LLC
4.25%, 10/01/19 (i)		1,357	1,364,226

			2,663,492

Communications - Media - 0.2%
Clear Channel Communications, Inc.
3.81%, 1/29/16 (i)		124	119,681
TWCC Holding Corp.
7.00%, 6/26/20 (i)		2,100	2,156,448

			2,276,129

Consumer Cyclical - Automotive - 0.6%
Exide Technologies
9.00%, 10/09/14 (i)		4,964	5,038,357
Navistar, Inc.
5.75%, 8/17/17 (i)		875	886,760
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (i)		2,219	2,247,082

			8,172,199

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Ltd.
4.50%, 4/30/19 (i)		2,978	3,006,858
Kasima LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (i)		750	745,313
Station Casinos LLC
5.00%, 3/02/20 (i)		1,985	2,004,850

			5,757,021

Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
5.00%, 10/16/20 (i)		2,500	2,534,350
New HB Acquisition LLC
6.75%, 4/09/20 (i)		2,000	2,070,000

			4,604,350

Consumer Cyclical - Retailers - 0.4%
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (i)		1,287	1,301,169
Hudson’s Bay Company
8.25%, 11/04/21 (i)		1,400	1,445,500
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (i)		1,443	1,409,566

	Principal Amount (000)		U.S. $ Value
Rite Aid Corporation
5.75%, 8/21/20 (i)	U.S.$	500	$511,720

			4,667,955

Consumer Non-Cyclical - 0.7%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (i)		1,365	1,377,175
Air Medical Holding LLC
7.63%, 5/31/18 (i)		4,000	3,920,000
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (i)		2,500	2,534,375
H.J. Heinz Company
3.50%, 6/05/20 (i)		697	701,348
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (i)		591	593,485

			9,126,383

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (i)		1,054	1,062,373

Other Industrial - 0.4%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (i)		1,097	1,098,100
Gardner Denver, Inc.
4.25%, 7/30/20 (i)		1,197	1,196,856
Laureate Education, Inc.
5.00%, 6/15/18 (i)		748	749,461
Veyance Technologies, Inc.
5.25%, 9/08/17 (i)		2,481	2,487,453

			5,531,870

Services - 0.5%
Supervalu, Inc.
5.00%, 3/21/19 (i)		2,226	2,244,711
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (i)		4,095	4,228,333

			6,473,044

Technology - 0.3%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (i)		1,900	1,850,125
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (i)		2,204	1,950,300

			3,800,425

			59,071,254

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.2%
Foreign Local Government - Municipal - 0.2%
Education Management LLC
4.25%, 6/01/16 (i)	U.S.$	1,871	$1,795,959

Financial Institutions - 0.0%
Insurance - 0.0%
Hub International Limited
4.75%, 10/02/20 (i)		499	504,361
Total Bank Loans (cost $60,208,641)			61,371,574

EMERGING MARKETS - SOVEREIGNS - 4.4%
Argentina - 1.8%
Argentina Boden Bonds
7.00%, 10/03/15 (a)		14,209	13,959,178
Argentina Bonar Bonds
Series X
7.00%, 4/17/17		8,950	7,899,618
Argentine Republic Government
International Bond
7.82%, 12/31/33	EUR	931	924,323

			22,783,119

Dominican Republic - 0.7%
Dominican Republic International Bond
8.625%, 4/20/27 (a) (b)	U.S.$	8,385	9,055,800

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19 (b)		705	767,569
7.625%, 9/21/34 (b)		762	800,100
7.65%, 6/15/35 (b)		6,996	6,814,104

			8,381,773

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (b)		1,198	1,129,337
8.50%, 10/04/17 (b)		606	648,420

			1,777,757

Ivory Coast - 0.9%
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)		12,347	11,019,697

Serbia - 0.2%
Republic of Serbia
6.75%, 11/01/24 (b)		421	414,600
7.25%, 9/28/21 (b)		2,467	2,596,518

			3,011,118

Total Emerging Markets - Sovereigns
(cost $44,069,646)			56,029,264

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 4.2%
Financial Institutions - 0.5%
Banking - 0.3%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (a) (b)	U.S.$	1,216	$1,295,776
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (b)		1,906	1,753,520

			3,049,296

Finance - 0.2%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (b)		2,500	2,652,460

			5,701,756

Industrial - 3.7%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (b)		1,650	1,334,304
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a) (b)		1,200	1,242,000
Sappi Papier Holding GmbH
7.75%, 7/15/17 (b)		678	742,410
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a) (b)		2,173	2,099,177
Vedanta Resources PLC
6.00%, 1/31/19 (b)		1,117	1,077,466

			6,495,357

Capital Goods - 0.5%
Cemex Espana Luxembourg
9.25%, 5/12/20 (b)		182	199,745
9.875%, 4/30/19 (a) (b)		3,299	3,769,107
Cemex Finance LLC
9.375%, 10/12/22 (b)		587	662,810
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a) (b)		1,211	1,223,110

			5,854,772

Communications - Media - 0.1%
European Media Capital SA
10.00%, 2/01/15 (g) (k)		1,574	1,479,772

Communications - Telecommunications - 0.7%
Digicel Ltd.
6.00%, 4/15/21 (b)		750	723,750
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.625%, 6/22/20 (a) (b)		2,495	2,944,100

	Principal Amount (000)		U.S. $ Value
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (b)	U.S.$	1,500	$1,758,750
VimpelCom Holdings BV
7.504%, 3/01/22 (a) (b)		1,300	1,358,006
9.00%, 2/13/18 (b)	RUB	80,000	2,432,276

			9,216,882

Consumer Cyclical - Other - 0.2%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (b)	EUR	1,000	1,382,578
Studio City Finance Ltd.
8.50%, 12/01/20 (b)	U.S.$	1,630	1,817,450

			3,200,028

Consumer Cyclical - Retailers - 0.3%
Edcon Pty Ltd.
9.50%, 3/01/18 (b)	EUR	625	866,261
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a) (b)	U.S.$	2,500	2,537,500

			3,403,761

Consumer Non-Cyclical - 0.9%
Cosan Luxembourg SA
9.50%, 3/14/18 (b)	BRL	2,042	744,415
Foodcorp Pty Ltd.
8.75%, 3/01/18 (b)	EUR	744	1,118,647
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)	U.S.$	3,116	2,897,880
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		2,187	2,033,910
Minerva Luxembourg SA
7.75%, 1/31/23 (a) (b)		2,866	2,844,505
Tonon Bioenergia SA
9.25%, 1/24/20 (b)		1,820	1,528,082
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a) (b)		600	562,500

			11,729,939

Energy - 0.1%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (b)		1,700	1,802,000

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a) (b)		675	692,967
TAM Capital 3, Inc.
8.375%, 6/03/21 (a) (b)		2,505	2,605,200

			3,298,167

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (b)	U.S.$	1,763	$1,277,929

			47,758,607

Total Emerging Markets - Corporate Bonds (cost $52,950,181)			53,460,363

QUASI-SOVEREIGNS - 1.7%
Quasi-Sovereign Bonds - 1.7%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (b)	U.S.$	699	726,960
8.00%, 8/07/19 (b)		330	368,363

			1,095,323

Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (b)		2,450	2,658,250
7.00%, 5/05/20 (b)		2,358	2,646,855

			5,305,105

Russia - 1.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (b)		1,227	1,308,289
7.75%, 5/29/18 (b)		11,600	13,064,500
8.70%, 3/17/16 (b)	RUB	50,700	1,538,372

			15,911,161

Total Quasi-Sovereigns (cost $18,033,131)			22,311,589

	Shares
PREFERRED STOCKS - 1.6%
Financial Institutions - 1.6%
Banking - 0.7%
Citigroup, Inc.
6.875%		26,850	680,379
CoBank ACB
6.25% (b)		7,925	759,314
Goldman Sachs Group, Inc. (The)
Series J
5.50%		96,350	2,147,641
Morgan Stanley
6.875%		53,000	1,326,590
US Bancorp/MN
6.50%		100,000	2,630,000
Wells Fargo & Co.
5.85%		6,050	142,599
Wells Fargo & Co.
6.625%		65,275	1,678,873

			9,365,396

Company	Shares		U.S. $ Value
Finance - 0.3%
Brandywine Realty Trust
Series E
6.90%		30,425	$699,775
Cedar Realty Trust, Inc.
Series B
7.25%		24,651	566,973
RBS Capital Funding Trust V
Series E
5.90%		111,000	2,268,840

			3,535,588

Insurance - 0.2%
Hartford Financial Services Group, Inc.
7.875%		75,000	2,149,500
XLIT Ltd.
3.364% (i)		600	513,187

			2,662,687

REITS - 0.4%
Health Care REIT, Inc.
6.50%		39,075	885,010
Hersha Hospitality Trust
6.875%		31,800	742,530
Sabra Health Care REIT, Inc.
7.125%		145,600	3,450,720
Sovereign Real Estate Investment Trust
12.00% (b)		185	229,258

			5,307,518

			20,871,189

Industrial - 0.0%
Basic - 0.0%
ArcelorMittal
6.00%		8,975	233,350

Total Preferred Stocks (cost $21,008,172)			21,104,539

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.0%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.611%, 6/24/50 (b)	U.S.$	3,500	3,563,140
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.592%, 4/10/38		1,484	1,489,956
Series 2011-GC5, Class C
5.307%, 8/10/44 (b)		3,152	3,337,681
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,322,822
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	2,080,648

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46	U.S.$	400	$438,581

			12,232,828

Non-Agency Floating Rate CMBS - 0.3%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (j)		2,877	3,074,392
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.467%, 6/15/22 (b) (i)		334	322,207
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (b) (j)		1,022	1,037,111

			4,433,710

Total Commercial Mortgage-Backed Securities (cost $13,272,793)			16,666,538

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
Germany - 0.1%
Commerzbank AG
8.125%, 9/19/23 (b)		1,052	1,159,830

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		133	131,005
2.375%, 5/25/16		1,551	1,525,796

			1,656,801

Russia - 0.6%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		6,315	6,890,928

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,240,963

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	3,961,033

Total Governments - Sovereign Agencies (cost $13,475,174)			14,909,555

EMERGING MARKETS - TREASURIES - 1.0%
Costa Rica - 0.2%
Republic of Costa Rica
10.58%, 6/22/16 (k)	CRC	1,025,000	2,195,919

	Principal Amount (000)		U.S. $ Value
11.13%, 3/28/18 (k)		644,200	$1,422,442

			3,618,361

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (k)	DOP	229,800	6,283,173

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	2,339,399

Nigeria - 0.1%
Nigeria Government Bond
Series 10YR
16.39%, 1/27/22	NGN	163,000	1,174,171

Total Emerging Markets - Treasuries (cost $14,632,688)			13,415,104

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	U.S.$	1,700	1,259,734
California GO
7.60%, 11/01/40		750	988,073
7.95%, 3/01/36		1,915	2,213,778
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		3,035	2,048,807
Illinois GO
7.35%, 7/01/35		1,915	2,108,281
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		1,920	1,422,278
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		1,630	1,201,424
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		1,010	710,909
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		1,095	681,714

Total Local Governments - Municipal Bonds (cost $13,470,648)			12,634,998

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Bahrain - 0.2%
Bahrain Government International Bond
6.125%, 8/01/23 (b)		1,832	1,889,708

	Principal Amount (000)		U.S. $ Value
Croatia - 0.3%
Croatia Government International Bond
6.625%, 7/14/20 (b)	U.S.$	4,000	$4,285,000

Nigeria - 0.1%
Nigeria Government Bond - Recap Linked (Citi)
7.55%, 5/01/17 (b)	NGN	99,400	652,840
15.10%, 5/01/17 (b)		94,100	618,030

			1,270,870

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b)	U.S.$	3,310	3,938,900

Total Governments - Sovereign Bonds (cost $10,590,731)			11,384,478

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.7%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	851,775
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,265	951,559
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,550,900
Series 2006-10, Class AF3
5.985%, 6/25/36		1,550	902,091
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,797	1,573,035
Series 2007-6, Class 3A5
5.376%, 5/25/37		665	672,225
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,571	888,512
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,520	1,045,318

			8,435,415

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.017%, 3/25/36 (i)		2,225	1,284,593
Series 2006-6, Class AF5
5.017%, 3/25/36 (i)		824	475,909

			1,760,502

Total Asset-Backed Securities (cost $9,802,794)			10,195,917

	Shares		U.S. $ Value
COMMON STOCKS - 0.8%
American Media Operations, Inc. (e) (h)		19,908	$119,448
Gallery Media (g) (h) (n)		591	856,950
Greektown Superholdings, Inc. (e) (g) (h)		692	62,280
Keystone Automotive Operations, Inc. (e) (g) (h)		106,736	1,206,121
Mt. Logan Re Ltd. (Preference Shares) (e) (h)		6,850	7,345,876
Neenah Enterprises, Inc. (e) (g) (h)		58,200	458,616
New Cotai LLC (e) (h)		3	73,672
U.S. Shipping Corp. (e) (g) (h)		31,398	0

Total Common Stocks (cost $9,510,811)			10,122,963

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Aeroservicios Especializados
10.50%, 3/19/18 (e) (g)	U.S.$	1,591	1,591,161
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (e) (g)		2,625	2,625,000
Ede Del Este, SA
12.00%, 3/31/16 (e) (g)		1,463	1,504,224

Total Whole Loan Trust (cost $5,716,669)			5,720,385

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.4%
Colombia - 0.4%
Bogota Distrito Capital
9.75%, 7/26/28 (b)
(cost $3,262,882)	COP	7,758,000	4,524,160

INFLATION-LINKED SECURITIES - 0.2%
Uruguay - 0.2%
Uruguay Government International Bond
4.25%, 4/05/27
(cost $2,925,579)	UYU	65,838	3,112,753

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jan 2014, Exercise Price: $ 160.00 (h) (o)		460	3,680
SPDR S&P 500 ETF Trust
Expiration: Jan 2014, Exercise Price: $ 172.00 (h) (o)		1,106	19,908
SPDR S&P 500 ETF Trust
Expiration: Feb 2014, Exercise Price: $ 160.00 (h) (o)		1,492	37,300

			60,888

	Notional Amount (000)			U.S. $ Value
Swaptions - 0.0%
CDX NAHY.21 RTP Deutsche Bank AG London
Expiration: Jan 2014, Exercise Rate: 103.00%		16,500		$1,281
CDX NAHY.21 RTP Deutsche Bank AG London
Expiration: Feb 2014, Exercise Rate: 104.00%		33,200		39,671

				40,952

Total Options Purchased - Puts (premiums paid $537,068)				101,840

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (g) (h) (k)		900		0
Fairpoint Communications, Inc., expiring 1/24/18 (e) (h)		9,725		243
iPayment Holdings, Inc., expiring 11/15/18 (e) (g) (h)		1,142		0
Talon Equity Co. NV, expiring 11/24/15 (e) (g) (h)		1,059		0

Total Warrants (cost $0)				243

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%

Time Deposits - 0.8%
BBH Grand Cayman
0.051%, 1/02/14	GBP	0	**	580
3.50%, 1/02/14	ZAR	430		41,026
Bank of Nova Scotia, London
0.082%, 1/02/14	EUR	698		962,424
Nordea Bank Norge, Oslo
0.02%, 1/02/14	U.S.$	9,657		9,657,061

Total Time Deposits
(cost $10,785,807)				10,661,091

Governments - Treasuries - 0.1%
Nigeria - 0.1%
Nigeria Treasury Bill
Series 364
Zero Coupon, 1/23/14
(cost $659,066)	NGN	106,100		658,822

	Shares
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (p)
(cost $261,063)		261,063		261,063

Total Short-Term Investments
(cost $11,705,936)				11,580,976

U.S. $ Value
Total Investments - 110.6%
(cost $1,337,240,330) (q)	$1,419,693,545
Other assets less liabilities - (10.6)%	(135,952,196)

Net Assets - 100.0%	$1,283,741,349

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,399	March 2014	$308,141,480	$307,517,687	$(623,793)
U.S. T-Note 5 Yr (CBT) Futures	1,217	March 2014	147,109,632	145,203,313	(1,906,319)

					$(2,530,112)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	41	ZAR	430	1/09/14	$(72)
Brown Brothers Harriman & Co.	EUR	1,200	USD	1,652	1/30/14	912
Brown Brothers Harriman & Co.	GBP	23	USD	37	1/30/14	(381)
Citibank, NA	ZAR	71,678	USD	7,008	1/09/14	181,023
Credit Suisse International	AUD	3,619	USD	3,212	2/07/14	(12,014)
Goldman Sachs	USD	14,400	BRL	34,345	1/03/14	157,173
Goldman Sachs	BRL	34,345	USD	14,661	1/03/14	103,468
Goldman Sachs	GBP	17,562	USD	28,547	1/30/14	(528,574)
Goldman Sachs	USD	3,264	RUB	108,409	1/31/14	15,701
Goldman Sachs	BRL	34,345	USD	14,285	2/04/14	(152,122)
HSBC Bank USA	EUR	62,804	USD	86,350	1/30/14	(47,759)
Royal Bank of Canada	CAD	4,285	USD	4,017	1/16/14	(15,490)
Royal Bank of Scotland	COP	7,204,138	USD	3,727	1/15/14	(4,736)
Standard Chartered Bank	BRL	34,345	USD	14,813	1/03/14	255,865
Standard Chartered Bank	USD	14,661	BRL	34,345	1/03/14	(103,468)
Standard Chartered Bank	PEN	17,346	USD	6,159	1/09/14	(35,251)
Standard Chartered Bank	USD	2,412	HUF	531,235	1/24/14	43,954
Standard Chartered Bank	IDR	84,338,834	USD	7,049	1/24/14	161,059

						$19,288

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-21 5 Year Index	Deutsche
	Bank AG	Sell	1.00%	1/15/14	$33,000	$41,250	$(222)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-21 5 Year Index	Deutsche Bank AG	Sell	1.01%	2/19/14	$67,800	$115,260	$(27,357)

						$156,510	$(27,579)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./ (INTERCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	3.03%	$10,342	$899,550	$681,483	$218,067
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.03	14,748	1,282,786	1,066,112	216,674
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.54	7,150	144,453	62,823	81,630
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.54	3,580	72,328	34,378	37,950

				$2,399,117	$1,844,796	$554,321

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$36,470	10/15/23	3 Month LIBOR	2.830%	$(534,597)	$(526,819)		$(7,778)
Morgan Stanley & Co., LLC/ (CME Group)	36,470	10/15/23	2.830%	3 Month LIBOR	537,409	– 0	–	537,409
Morgan Stanley & Co., LLC/ (LCH Clearnet)	334,200	11/07/15	0.430%	3 Month LIBOR	52,494	– 0	–	52,494
Morgan Stanley & Co., LLC/ (LCH Clearnet)	135,510	11/07/18	1.530%	3 Month LIBOR	973,020	– 0	–	973,020
Morgan Stanley & Co., LLC/ (LCH Clearnet)	38,060	11/26/23	3 Month LIBOR	2.820%	(788,007)	(664,052)		(123,955)

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (LCH Clearnet)	$38,060	11/26/23	2.820%	3 Month LIBOR	$790,944	$	– 0	–	$790,944

					$1,031,263		$(1,190,871)		$2,222,134

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat Finance North America, Inc., 5.625% 6/12/17, 6/20/18*	(5.00)%	2.84%	EUR	610	$(75,135)	$(22,541)	$(52,594)
Fiat Finance North America, Inc., 5.625% 6/12/17, 6/20/18*	(5.00)	2.84		785	(96,690)	(24,939)	(71,751)
Credit Suisse International:
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.13		$200	(16,869)	(13,210)	(3,659)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.13		150	(12,652)	(7,718)	(4,934)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	3.13		400	(33,737)	(25,516)	(8,221)
Deutsche Bank AG London:
Time Warner Cable, Inc., 5.85% 5/01/17, 12/20/18*	(1.00)	1.65		250	7,987	9,900	(1,913)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625% 5/15/20, 9/20/15*	(5.00)	2.78		921	(29,912)	50,991	(80,903)
AK Steel Corp., 7.625% 5/15/20, 9/20/15*	(5.00)	2.78		3,200	(103,520)	233,674	(337,194)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)%	2.54%		$410	$(43,942)	$(14,758)	$(29,184)
Fiat SpA, 6.625% 2/15/13, 12/20/17*	(5.00)	2.49	EUR	620	(80,091)	35,994	(116,085)
Fiat SpA, 6.625%, 2/15/13, 12/20/17*	(5.00)	2.49		890	(114,969)	52,656	(167,625)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)	2.96		$130	(11,401)	4,181	(15,582)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)	2.96		200	(17,540)	6,429	(23,969)
Sale Contracts
Bank of America, NA:
HCA, Inc., 6.375% 1/15/15, 6/20/17*	5.00	1.39		2,000	244,954	12,965	231,989
Sanmina-SCI Corp., 8.125% 3/01/16, 6/20/17*	5.00	1.18		1,900	245,340	(74,909)	320,249
Barclays Bank PLC:
AK Steel Corp., 7.625% 5/15/20, 6/20/17*	5.00	5.27		1,270	(10,298)	(110,737)	100,439
Clear Channel Communications, Inc., 6.875% 6/15/18, 3/20/16*	5.00	7.02		700	(27,937)	(131,546)	103,609
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	1.09		1,420	134,068	(25,446)	159,514
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	0.42		1,900	302,699	(7,908)	310,607
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98		246	31,589	14,195	17,394

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV, 0.00% 10/15/13, 3/20/18*	5.00%	1.73%		EUR	412	$75,950	$23,892	$52,058
NXP BV, 8.625% 10/15/15, 3/20/16*	5.00	0.76			1,350	128,813	52,009	76,804
Citibank, NA:
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98	$		325	41,734	19,287	22,447
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.15			2,090	251,531	36,981	214,550
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.82			204	29,054	17,185	11,869
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.82			196	27,914	17,410	10,504
Levi Strauss & Co., 7.625% 5/15/20, 12/20/17*	5.00	1.26			1,330	192,016	(10,209)	202,225
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.98			119	15,282	7,354	7,928
Wind Acquisition Finance S.A., 11.00% 12/1/15, 6/20/16*	5.00	1.49			3,300	282,924	103,599	179,325
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.15			1,509	181,607	19,335	162,272
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	3.29			300	20,132	(36,250)	56,382

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp., 6.625% 8/15/20, 6/20/17*	5.00%	1.48%		$2,100	$250,015	$(102,935)	$352,950
ConvaTec Healthcare E S.A., 10.875% 12/15/18, 6/20/17*	5.00	2.08	EUR	1,440	192,846	(202,661)	395,507
KB Home, 6.25% 6/15/15, 6/20/17*	5.00	1.67		$1,250	139,049	(92,519)	231,568
Mediacom LLC/Mediacom Capital, 9.125% 8/15/19, 3/20/16*	5.00	0.45		2,750	283,069	(76,264)	359,333
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625% 5/15/20, 3/20/16*	5.00	8.14		1,350	(82,043)	14,369	(96,412)
AK Steel Corp., 7.625% 5/15/20, 9/20/18*	5.00	6.04		3,860	(155,943)	(880,761)	724,818
AK Steel Corp., 7.625% 5/15/20, 9/20/18*	5.00	6.04		492	(19,876)	(100,977)	81,101
UBS AG:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	1.01		1,900	258,930	(79,396)	338,326

					$2,404,948	$(1,308,794)	$3,713,742

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at December 31, 2013
Barclays Capital, Inc.†	206	USD	(3.75)%*	—	$205,971
Barclays Capital, Inc.†	477	USD	(1.25)%*	—	476,785
Barclays Capital, Inc.†	2,847	USD	(1.00)%*	—	2,845,847
Barclays Capital, Inc.†	2,288	USD	(1.00)%*	—	2,285,449
Barclays Capital, Inc.	1,136	EUR	(0.75)%*	1/02/14	1,561,766
Barclays Capital, Inc.†	1,160	USD	(0.50)%*	—	1,159,854
Barclays Capital, Inc.†	1,033	USD	(0.50)%*	—	1,032,285

Broker	Principal Amount (000’s )	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2013
Barclays Capital, Inc.†	604	USD	(0.38	)%*	—	$604,293
Barclays Capital, Inc.†	5,014	USD	(0.25	)%*	—	5,013,547
Barclays Capital, Inc.†	4,160	USD	(0.25	)%*	—	4,159,330
Barclays Capital, Inc.†	3,823	USD	(0.25	)%*	—	3,821,100
Barclays Capital, Inc.†	993	USD	(0.25	)%*	—	992,169
Barclays Capital, Inc.†	1,257	USD	(0.20	)%*	—	1,256,888
Barclays Capital, Inc.†	669	USD	(0.20	)%*	—	668,709
Barclays Capital, Inc.†	1,454	USD	(0.15	)%*	—	1,454,171
Barclays Capital, Inc.†	1,172	USD	(0.15	)%*	—	1,171,388
Barclays Capital, Inc.†	258	USD	(0.15	)%*	—	258,416
Barclays Capital, Inc.†	3,654	USD	(0.10	)%*	—	3,653,616
Barclays Capital, Inc.†	2,314	USD	(0.10	)%*	—	2,313,665
Barclays Capital, Inc.†	878	USD	(0.05	)%*	—	877,975
Barclays Capital, Inc.†	13,913	USD	0.00%		—	13,912,500
Barclays Capital, Inc.†	2,648	USD	0.00%		—	2,648,468
Barclays Capital, Inc.†	1,817	USD	0.00%		—	1,816,875
Credit Suisse Securities (USA) LLC†	262	USD	(4.75	)%*	—	260,933
Credit Suisse Securities (USA) LLC†	639	USD	(2.75	)%*	—	638,073
Credit Suisse Securities (USA) LLC†	1,339	USD	(1.50	)%*	—	1,338,003
Credit Suisse Securities (USA) LLC†	563	USD	(1.00	)%*	—	562,050
Credit Suisse Securities (USA) LLC†	2,052	EUR	(0.75	)%*	—	2,822,053
Credit Suisse Securities (USA) LLC†	2,524	USD	(0.75	)%*	—	2,523,014
Credit Suisse Securities (USA) LLC†	1,777	USD	(0.50	)%*	—	1,776,281
Credit Suisse Securities (USA) LLC†	991	USD	(0.50	)%*	—	990,285
Credit Suisse Securities (USA) LLC†	4,735	USD	(0.25	)%*	—	4,734,625
Credit Suisse Securities (USA) LLC†	2,183	GBP	(0.25	)%*	—	3,613,739
Credit Suisse Securities (USA) LLC†	911	USD	(0.25	)%*	—	911,128
Credit Suisse Securities (USA) LLC†	709	USD	(0.25	)%*	—	708,573
Credit Suisse Securities (USA) LLC†	602	USD	(0.25	)%*	—	601,965
Credit Suisse Securities (USA) LLC†	330	USD	(0.25	)%*	—	329,501
Credit Suisse Securities (USA) LLC†	179	USD	(0.25	)%*	—	178,499
Credit Suisse Securities (USA) LLC†	2,397	USD	(0.15	)%*	—	2,396,810
Credit Suisse Securities (USA) LLC†	590	USD	(0.15	)%*	—	589,843
Credit Suisse Securities (USA) LLC†	1,675	USD	(0.10	)%*	—	1,674,762
Credit Suisse Securities (USA) LLC†	544	USD	(0.05	)%*	—	544,360
Credit Suisse Securities (USA) LLC†	6,662	USD	0.00%		—	6,662,019
Credit Suisse Securities (USA) LLC†	4,509	USD	0.00%		—	4,508,763
Credit Suisse Securities (USA) LLC†	4,224	USD	0.00%		—	4,224,465
Credit Suisse Securities (USA) LLC†	3,702	USD	0.00%		—	3,702,250
Credit Suisse Securities (USA) LLC†	2,263	USD	0.00%		—	2,262,500
Credit Suisse Securities (USA) LLC†	1,696	USD	0.00%		—	1,696,000

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at December 31, 2013
Credit Suisse Securities (USA) LLC†	1,677	USD	0.00%	—	$1,676,700
Credit Suisse Securities (USA) LLC†	1,630	USD	0.00%	—	1,630,163
Credit Suisse Securities (USA) LLC†	1,575	USD	0.00%	—	1,575,050
Credit Suisse Securities (USA) LLC†	1,255	USD	0.00%	—	1,255,073
Credit Suisse Securities (USA) LLC†	1,105	USD	0.00%	—	1,105,000
Credit Suisse Securities (USA) LLC†	1,104	USD	0.00%	—	1,103,750
Credit Suisse Securities (USA) LLC†	1,028	USD	0.00%	—	1,028,205
Credit Suisse Securities (USA) LLC†	822	USD	0.00%	—	822,375
Credit Suisse Securities (USA) LLC†	804	USD	0.00%	—	804,318
Credit Suisse Securities (USA) LLC†	549	USD	0.00%	—	549,188
Credit Suisse Securities (USA) LLC†	236	USD	0.00%	—	236,498
Credit Suisse Securities (USA) LLC†	1,556	USD	0.06%	—	1,555,619
Deutsche Bank Securities, Inc.†	1,444	USD	(1.25)%*	—	1,441,143
Deutsche Bank Securities, Inc.†	1,654	USD	(0.38)%*	—	1,652,820
Deutsche Bank Securities, Inc.†	3,360	USD	0.00%	—	3,360,000
HSBC Securities (USA), Inc.	9,650	USD	0.17%	1/06/14	9,650,592
JP Morgan Chase Bank, NA†	511	USD	(1.00)%*	—	511,037
JP Morgan Chase Bank, NA†	731	EUR	(0.50)%*	—	1,005,770
JP Morgan Chase Bank, NA†	543	EUR	(0.15)%*	—	746,135

					$136,150,997

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2013
*	Interest payment due from counterparty.
**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $134,496,468.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $545,724,176 or 42.5% of net assets.
(c)	Pay-In-Kind Payments (PIK).
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	Defaulted.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(j)	Variable rate coupon, rate shown as of December 31, 2013.
(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.10% of net assets as of December 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Alion Science and Technology Corp.
0.0%, 3/15/17	6/20/10	$	– 0	–	$	– 0	–	0.00%
Dominican Republic International Bond
16.00%, 7/10/20	8/13/10		6,460,671			6,283,173		0.49%
European Media Capital SA
10.00%, 2/01/15	8/18/10		1,435,027			1,348,926		0.11%
European Media Capital SA
10.00%, 2/01/15	8/18/10		139,198			130,846		0.01%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24	8/11/06		2,410,704			2,722,719		0.21%
Republic of Costa Rica
10.58%, 6/22/16	6/22/12		2,133,215			2,195,919		0.17%
Republic of Costa Rica
11.13%, 3/28/18	3/28/12		1,371,811			1,422,442		0.11%

(i)	IO - Interest Only
(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,565,393.
(n)	Restricted and illiquid security.
(o)	One contract relates to 100 shares.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,191,359 and gross unrealized depreciation of investments was $(26,738,144), resulting in net unrealized appreciation of $82,453,215.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2013, the fund’s total exposure to subprime investments was 7.36% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
NGN	-	Nigerian Naira
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
JSFC	-	Joint Stock Financial Corporation
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt

Country Breakdown*

December 31, 2013 (unaudited)

64.3%	United States
4.9%	United Kingdom
3.2%	Russia
3.0%	Brazil
1.6%	Luxembourg
1.6%	Argentina
1.6%	Netherlands
1.5%	Canada
1.4%	Germany
1.3%	Dominican Republic
1.0%	France
1.0%	South Africa
0.9%	Mexico
11.9%	Other
0.8%	Short-Term

100.0%	Total Investment

*	All data are as of December 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Chile, China, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Ghana, Hong Kong, India, Indonesia, Ireland, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Macau, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Sweden, Switzerland, United Arab Emirates, Uruguay and Virgin Islands (BVI).

AllianceBernstein Global High Income Fund

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$825,501,000		$10,812,053	#	$836,313,053
Corporates - Investment Grades		– 0	–	106,354,515		717,063		107,071,578
Collateralized Mortgage Obligations		– 0	–	– 0	–	84,243,660		84,243,660
Governments - Treasuries		– 0	–	63,418,015		– 0	–	63,418,015
Bank Loans		– 0	–	– 0	–	61,371,574		61,371,574
Emerging Markets - Sovereigns		– 0	–	56,029,264		– 0	–	56,029,264
Emerging Markets - Corporate Bonds		– 0	–	51,980,591		1,479,772		53,460,363
Quasi-Sovereigns		– 0	–	22,311,589		– 0	–	22,311,589
Preferred Stocks		19,602,780		1,501,759		– 0	–	21,104,539
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	16,666,538		16,666,538
Governments - Sovereign Agencies		– 0	–	14,909,555		– 0	–	14,909,555
Emerging Markets - Treasuries		– 0	–	3,513,570		9,901,534		13,415,104
Local Governments - Municipal Bonds		– 0	–	12,634,998		– 0	–	12,634,998
Governments - Sovereign Bonds		– 0	–	11,384,478		– 0	–	11,384,478
Asset-Backed Securities.		– 0	–	– 0	–	10,195,917		10,195,917
Common Stocks		– 0	–	119,448		10,003,515	#	10,122,963
Whole Loan Trusts		– 0	–	– 0	–	5,720,385		5,720,385
Local Governments - Regional Bonds		– 0	–	4,524,160		– 0	–	4,524,160
Inflation-Linked Securities		– 0	–	3,112,753		– 0	–	3,112,753
Options Purchased - Puts		– 0	–	101,840		– 0	–	101,840
Warrants.		243		– 0	–	– 0	– #	243
Short-Term Investments:
Time Deposits		– 0	–	10,661,091		– 0	–	10,661,091
Governments - Treasuries		– 0	–	658,822		– 0	–	658,822
Investment Companies		261,063		– 0	–	– 0	–	261,063

Total Investments in Securities		19,864,086		1,188,717,448		211,112,011		1,419,693,545
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	4,723,768		– 0	–	4,723,768
Centrally Cleared Credit Default Swaps		– 0	–	554,321		– 0	–	554,321
Centrally Cleared Interest Rate Swaps		– 0	–	2,353,867		– 0	–	2,353,867
Forward Currency Exchange Contracts		– 0	–	919,155		– 0	–	919,155
Liabilities
Credit Default Swaps		– 0	–	(1,010,026)		– 0	–	(1,010,026)
Centrally Cleared Interest Rate Swaps		– 0	–	(131,733)		– 0	–	(131,733)
Futures		(2,530,112)		– 0	–	– 0	–	(2,530,112)
Forward Currency Exchange Contracts		– 0	–	(899,867)		– 0	–	(899,867)
Credit Default Swaptions Written		– 0	–	(27,579)		– 0	–	(27,579)

Total^		$17,333,974		$1,195,199,354		$211,112,011		$1,423,645,339

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grades#		Corporates - Investment Grades		Collateralized Mortgage Obligations		Bank Loans
Balance as of 3/31/13	$8,076,700		$ – 0	–	$89,505,183			$45,160,948
Accrued discounts/ (premiums)	302,119		144		779,512			275,729
Realized gain (loss)	(2,130,683)		– 0	–	2,334,016			544,791
Change in unrealized appreciation/ depreciation	2,431,947		13,840		39,850			257,937
Purchases	4,090,301		703,079		5,764,145			40,833,906
Sales/Paydowns	(2,413,967)		– 0	–	(14,179,046)			(25,701,737)
Reclassification	1,387,669		– 0	–	– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(932,033)		– 0	–	– 0	–		– 0	–

Balance as of 12/31/13	$10,812,053		$717,063		$84,243,660			$61,371,574

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$(640,813)		$13,840		$636,559			$1,042,371

	Emerging Markets - Corporate Bonds		Commercial Mortgage - Backed Securities		Emerging Markets - Treasuries		Governments - Sovereign Bonds
Balance as of 3/31/13	$1,387,669		$39,622,438		$14,464,410			$2,061,366
Accrued discounts/ (premiums)	– 0	–	114,631		(50,794)			(3,006)
Realized gain (loss)	– 0	–	3,896,304		– 0	–		(525)
Change in unrealized appreciation/ depreciation	(31,751)		(4,900,907)		(604,322)			(40,426)
Purchases	– 0	–	– 0	–	– 0	–		– 0	–
Sales/Paydowns	– 0	–	(22,065,928)		– 0	–		(648,935)
Reclassification	(1,387,669)		– 0	–	– 0	–		– 0	–
Transfers into Level 3	1,511,523		– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(3,907,760)			(1,368,474)

Balance as of 12/31/13	$1,479,772		$16,666,538		$9,901,534		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$(31,751)		$(467,792)		$(604,321)		$	– 0	–

	Asset-Backed Securities		Common Stocks#		Whole Loan Trusts			Warrants#
Balance as of 3/31/13	$11,359,557		$3,419,181		$	– 0	–		$56,160
Accrued discounts/ (premiums)	145,590		– 0	–		(2,178)			– 0	–
Realized gain (loss)	333,218		(431,052)			(1,385)			5,400
Change in unrealized appreciation/depreciation	(570,472)		1,048,141			3,716			(56,160)
Purchases	– 0	–	6,922,675			5,772,759			-0 -
Sales/Paydowns	(1,071,976)		(875,798)			(52,527)			(5,400)
Reclassification	– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	(79,632)			– 0	–		– 0	–

Balance as of 12/31/13	$10,195,917		$10,003,515			$5,720,385		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$(362,195)		$763,407			$3,716		$	– 0	–

	Total
Balance as of 3/31/13	$215,113,612
Accrued discounts/ (premiums)	1,561,747
Realized gain (loss)	4,550,084
Change in unrealized appreciation/depreciation	(2,408,607)
Purchases	64,086,865
Sales/Paydowns	(67,015,314)
Reclassification	– 0	–
Transfers into Level 3	1,511,523
Transfers out of Level 3	(6,287,899)

Balance as of 12/31/13	$211,112,011	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$353,021

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant observable inputs related to the Fund with material categories of Level 3 investments at December 31, 2013.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2013	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$10,812,053	Third Party Vendor	Evaluated Quotes	$0.50-$111.25/
				$95.48
	$0	Qualitative Assessment		$0.00/
				N/A
Corporates—Investment Grades	$717,063	Third Party Vendor	Evaluated Quotes	$144.86/
				N/A
Collateralized Mortgage Obligations	$84,243,660	Third Party Vendor	Evaluated Quotes	$9.78-$146.47/
				$83.23
Bank Loans	$61,371,574	Third Party Vendor	Vendor Quotes	$88.50-$137.23/
				$100.98
Emerging Markets—Corporate Bonds	$1,479,772	Indicative Market Quotations	Broker Quote	$94/
				N/A
Commercial Mortgage-Backed Securities	$16,666,538	Third Party Vendor	Evaluated Quotes	$96.51-$109.65/
				$104.09
Emerging Markets—Treasuries	$9,901,534	Indicative Market Quotations	Broker Quote	$0.21-$2.73/
				$1.81
Asset-Backed Securities	$10,195,917	Third Party Vendor	Evaluated Quotes	$56.56-$101.07/
				$75.35
Common Stock	$62,280	Indicative Market Quotations	Broker Quote	$90/
				N/A
	$0	Qualitative Assessment		$0/
				N/A
	$458,616	Market Approach	EBITDA Projection*	$65 million/
				N/A
	$1,206,121	Market Approach	Purchase Price	$450 million/
				N/A
	$8,276,498	Indicative Market Quotations	Broker Quote	$1,072.39-$24,557.50/
				$1.,320.54
Whole Loan Trusts	$4,216,160	Qualitative Assessment	Transaction Price	$100/
				N/A
	$1,504,225	Market Approach	Internal Rate of Return	Benchmark & 500 bp/
				N/A
Warrants	$0	Qualitative Assessment		$0.00/
				N/A
	$0	Third Party Vendor	Evaluated Quotes	$0.03/
				N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014